Trade and other receivables	12 Months Ended
Sep. 30, 2023
Trade and other receivables.
Trade and other receivables

14.    Trade and other receivables

	2023	2022	2021
	$'000	$'000	$'000
Current assets
Trade debtors	1,273	5,924	57
Other debtors	164	892	856
Prepayments and accrued income	1,780	861	2,379
Total	3,217	7,677	3,292

The directors consider that the carrying amount of financial assets recorded at amortised cost in the financial statements approximate their fair value.

The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable mentioned above.

	2023	2022	2021
	$'000	$'000	$'000
Non-current Assets
Prepayments	—	15,873	5,000
Trade debtors	—	975	—
Other debtors	1,888	1,717	—
Total	1,888	18,565	5,000

In the prior year, Non-current prepayments comprised the payment of a non-refundable deposit towards the cost of the first satellite launch service. Within the current financial year, Virgin Orbit Inc. filed for bankruptcy in the U.S. and as a result this balance has been completely written off. Arqit is still pursuing recovery of funds in conjunction with the appointed authority.